Insurance proceeds	6 Months Ended
Jun. 30, 2023
Insurance proceeds
Insurance proceeds

5) Insurance proceeds

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are recognized when the proceeds are received. As of June 30, 2023, and December 31, 2022, the Partnership had open insurance claims for hull and machinery recoveries of $1.7 million and $2.1 million, respectively, which were recorded as part of Other current asset. See Note 18(b)—Other Current Assets.

Loss of hire proceeds of $1.4 million for the three months ended June 30, 2023, related to the Windsor Knutsen and the Lena Knutsen, were recognized as a component of total revenues, and loss of hire proceeds of $2.3 million for the six months ended June 30, 2023, related to the Synnøve Knutsen, the Windsor Knutsen and the Lena Knutsen, were recognized as a component of total revenues, since day rates are recovered under the terms of the policy.